Document and Entity Information	Jan. 06, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000944148
Document Type	8-K
Document Period End Date	Jan. 06, 2022
Entity Registrant Name	CBIZ, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	1-32961
Entity Tax Identification Number	22-2769024
Entity Address, Address Line One	6050 Oak Tree Boulevard
Entity Address, Address Line Two	South
Entity Address, Address Line Three	Suite 500
Entity Address, City or Town	Cleveland
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44131
City Area Code	216
Local Phone Number	447-9000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock per value $0.01 per share
Trading Symbol	CBZ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false